Others - Movement of level 3 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant unobservable inputs
Transfers to Level 1	$ 0	$ 0
Transfers to Level 2	0	0
Level 3
Significant unobservable inputs
Transfers into level 3	0	0
Transfers out of level 3	$ 0	$ 0